Regulatory Capital, As Restated - Schedule of Risk-Based Capital Ratios and Leverage Ratios by Minimum Regulatory Requirement (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Actual Amount	$ 88,599	$ 82,195
Tier One Actual Ratio	8.71%	8.75%
Tier One Minimum Capital Requirement Amount	$ 40,675	$ 37,586
Tier One Minimum Capital Requirement, Ratio	4.00%	4.00%
Tier One Minimum Capital Requirement with Capital Buffer, Amount	$ 40,675	$ 37,586
Tier One Minimum Capital Requirement with Capital Buffer, Ratio	4.00%	4.00%
Common equity tier 1 capital, Actual Amount	$ 88,599	$ 82,195
Common equity tier 1 capital, Actual Ratio	10.07%	10.83%
Common equity tier 1 Minimum Capital Requirement, Amount	$ 39,578	$ 34,138
Common equity tier 1 Minimum Capital Requirement, Ratio	4.50%	4.50%
Common equity tier 1 Minimum Capital Requirement with Capital Buffer, Amount	$ 50,572	$ 38,879
Common equity tier 1 Minimum Capital Requirement with Capital Buffer, Ratio	5.75%	5.125%
Tier 1 risk-based capital, Actual Amount	$ 88,599	$ 82,195
Tier 1 risk-based capital, Ratio	10.07%	10.83%
Tier 1 risk-based Minimum Capital Requirement, Amount	$ 52,771	$ 45,517
Tier 1 risk-based Minimum Capital Requirement, Ratio	6.00%	6.00%
Tier 1 risk-based Minimum Capital Requirement with Capital Buffer, Amount	$ 63,765	$ 50,259
Tier 1 risk-based Minimum Capital Requirement with Capital Buffer, Ratio	7.25%	6.625%
Total risk-based capital, Amount	$ 94,285	$ 86,585
Total risk-based capital, Ratio	10.72%	11.41%
Total risk-based Minimum Capital Requirement, Amount	$ 70,361	$ 60,690
Total risk-based Minimum Capital Requirement, Ratio	8.00%	8.00%
Excess Capital, Amount	$ 81,355	$ 65,431
Excess Capital, Ratio	9.25%	8.625%
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Actual Amount	$ 93,991	$ 85,963
Tier One Actual Ratio	9.29%	9.16%
Tier One Minimum Capital Requirement Amount	$ 40,488	$ 37,551
Tier One Minimum Capital Requirement, Ratio	4.00%	4.00%
Tier One Minimum Capital Requirement with Capital Buffer, Amount	$ 40,488	$ 37,551
Tier One Minimum Capital Requirement with Capital Buffer, Ratio	4.00%	4.00%
Tier One Minimum To Be Well Capitalized, Amount	$ 50,610	$ 46,939
Tier One Minimum To Be Well Capitalized, Ratio	5.00%	5.00%
Common equity tier 1 capital, Actual Amount	$ 93,991	$ 85,963
Common equity tier 1 capital, Actual Ratio	10.74%	11.34%
Common equity tier 1 Minimum Capital Requirement, Amount	$ 39,368	$ 34,098
Common equity tier 1 Minimum Capital Requirement, Ratio	4.50%	4.50%
Common equity tier 1 Minimum Capital Requirement with Capital Buffer, Amount	$ 50,304	$ 38,834
Common equity tier 1 Minimum Capital Requirement with Capital Buffer, Ratio	5.75%	5.125%
Common equity tier 1 Minimum Minimum To Be Well Capitalized, Amount	$ 56,865	$ 49,253
Common equity tier 1 Minimum Minimum To Be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital, Actual Amount	$ 93,991	$ 85,963
Tier 1 risk-based capital, Ratio	10.74%	11.34%
Tier 1 risk-based Minimum Capital Requirement, Amount	$ 52,491	$ 45,464
Tier 1 risk-based Minimum Capital Requirement, Ratio	6.00%	6.00%
Tier 1 risk-based Minimum Capital Requirement with Capital Buffer, Amount	$ 63,427	$ 50,200
Tier 1 risk-based Minimum Capital Requirement with Capital Buffer, Ratio	7.25%	6.625%
Tier 1 risk-based Minimum To Be Well Capitalized, Amount	$ 69,988	$ 60,619
Tier 1 risk-based Minimum To Be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital, Amount	$ 99,677	$ 90,353
Total risk-based capital, Ratio	11.39%	11.92%
Total risk-based Minimum Capital Requirement, Amount	$ 69,988	$ 60,619
Total risk-based Minimum Capital Requirement, Ratio	8.00%	8.00%
Excess Capital, Amount	$ 80,924	$ 65,355
Excess Capital, Ratio	9.25%	8.625%
Total risk-based Minimum To Be Well Capitalized, Amount	$ 87,485	$ 75,774
Total risk-based Minimum To Be Well Capitalized, Ratio	10.00%	10.00%